Annual Total Returns - iShares U.S. Aggregate Bond Index Fund (Institutional Shares and Investor A Shares) [BarChart] - Investor A, Institutional - iShares U.S. Aggregate Bond Index Fund - Investor A Shares
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	7.22%
Annual Return 2012	3.66%
Annual Return 2013	(2.63%)
Annual Return 2014	5.63%
Annual Return 2015	0.08%
Annual Return 2016	2.14%
Annual Return 2017	3.19%
Annual Return 2018	(0.48%)
Annual Return 2019	8.39%
Annual Return 2020	7.33%